FAIR VALUE MEASUREMENTS (Tables)	3 Months Ended
Mar. 31, 2023
Fair Value Disclosures [Abstract]
Schedule of financial assets and liabilities measured at fair value

	Quoted Prices in	Significant Other	Significant Other
	Active Markets	Observable Inputs	Unobservable
	(Level 1)	(Level 2)	Inputs (Level 3)
Assets:
Investments held in Trust Account – cash and cash equivalents	$21,124,955	$—	$—
Liabilities:
Derivative public warrant liabilities	$352,353	$—	$—
Derivative private warrant liabilities	$—	$—	$381,386
Total Fair Value	$21,477,308	$—	$381,386

	Quoted Prices in	Significant Other	Significant Other
	Active Markets	Observable Inputs	Unobservable
	(Level 1)	(Level 2)	Inputs (Level 3)
Assets:
Investments held in Trust Account – money market funds	$282,284,619	$—	$—
Liabilities:
Derivative public warrant liabilities	91,126	—	—
Derivative private warrant liabilities	—	—	381,386
Total Fair Value	$282,375,745	$—	$381,386
The following table presents information about the Company’s financial assets and liabilities that are measured at fair value on a recurring basis as of December 31, 2022 by level within the fair value hierarchy:

	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Investments held in Trust Account – money market funds	$282,284,619	$—	$—
Liabilities:
Derivative public warrant liabilities	91,126	—	—
Derivative private warrant liabilities	—	—	381,386
Total Fair Value	$282,375,745	$—	$381,386

Schedule of quantitative information regarding Level 3 fair value measurements inputs

	At March 8, 2021 (Initial	As of December 31,	As of March 31,
	Measurement)	2022	2023
Stock price	10.02	10.09	10.11
Strike price	11.50	11.50	11.50
Probability of completing a Business Combination	90.0%	40.00%	40.00%
Remaining term (in years)	5.5	2.89	2.53
Volatility	15.00%	3.00%	3.00%
Risk-free rate	0.96%	4.20%	3.89%
Fair value of warrants	0.86	0.07	0.07
The following table provides the significant unobservable inputs used in the Modified Black Scholes model to measure the fair value of the Private Placement Warrants(1):

	At March 8, 2021 (Initial Measurement)	As of December 31, 2021	As of December 31, 2022
Stock price	10.02	9.90	10.09
Strike price	11.50	11.50	11.50
Probability of completing a Business Combination	90.0%	100%	40%
Remaining term (in years)	5.5	5.0	2.89
Volatility	15.00%	22.00%	3.00%
Risk-free rate	0.96%	1.26%	4.20%
Fair value of warrants	0.86	1.59	0.07
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(1)The expected term of the Private Placement Warrants has been adjusted to 2.89 as of December 31, 2022 due to multiple factors, including an expected additional 3-6 months duration of the Private Placement Warrants as a result of the extension of the date by which the Company has to consummate a business combination from March 8, 2023 to September 30, 2023. Additionally, weighted probability factors contribute to the decrease in term from the remaining 5 years per the previous date valued at December 31, 2021.

Schedule of change in the fair value of the warrant liabilities

	Level 1	Level 3	Warrant Liabilities
Fair value as of December 31, 2022	91,126	381,386	472,512
Change in valuation inputs or other assumptions	261,227	—	261,227
Fair value as of March 31, 2023	$352,353	$381,386	$733,739

	Level 1	Level 3	Warrant Liabilities
Fair value as of December 31, 2021	4,677,805	8,662,912	13,340,717
Change in valuation inputs or other assumptions	(2,187,034)	108,967	(2,078,067)
Fair value as of March 31, 2022	2,490,771	8,771,879	11,262,650

	Level 3	Level 1	Warrant Liabilities
Fair value as of December 31, 2020	$—	$—	$—
Initial measurement at March 8, 2021	9,152,167	4,730,000	13,882,167
Initial measurement of over-allotment warrants	545,935	488,811	1,034,746
Change in valuation inputs or other assumptions	(1,035,190)	(541,006)	(1,576,196)
Fair value as of December 31, 2021	8,662,912	4,677,805	13,340,717
Change in valuation inputs or other assumptions	(8,281,526)	(4,586,679)	(12,868,205)
Fair value as of December 31, 2022	$381,386	$91,126	$472,512